DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts
The fair value of derivative contracts in the consolidated balance sheets at December 31, 2019 and December 31, 2018 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2019
Derivatives designated as hedging instruments
Currency forward contracts	$318	$-
Derivatives not designated as hedging instruments
Currency forward and option contracts	$55	$112

Total derivatives	$373	$112

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2018
Derivatives designated as hedging instruments
Currency forward contracts	$3	$587
Derivatives not designated as hedging instruments
Currency forward and option contracts	$2	$446

Total derivatives	$5	$1,033

Schedule of Derivative Contracts on Consolidated Statements of Operations
The effect of derivative contracts on the consolidated statements of operations for the year ended December 31, 2019 and 2018 was as follows:

	Year ended December 31,
	2018	2019

Operating income (expenses)	$(1,373)	$895

Financial income (expenses)	$1,172	$(207)